Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

15. Condensed Consolidating Financial Information

The following tables present the condensed consolidating financial information for (a) Medical Properties Trust, Inc. ("Parent" and a guarantor to our 2011 unsecured senior notes), (b) MPT Operating Partnership, L.P. and MPT Finance Corporation ("Subsidiary Issuer"), (c) on a combined basis, the guarantors of our 2011 unsecured senior notes ("Subsidiary Guarantors"), and (d) on a combined basis, the non-guarantor subsidiaries ("Non-Guarantor Subsidiaries"). The condensed consolidating information is presented for the parent and presents investments in subsidiaries based upon their proportionate share of the subsidiary's net assets. Separate financial statements of the Subsidiary Guarantors are not presented because the guarantee by each 100% owned Subsidiary Guarantor is full and unconditional, joint and several, and we believe separate financial statements and other disclosures regarding the Subsidiary Guarantors are not material to investors. Furthermore, there are no significant legal restrictions on the Parent's ability to obtain funds from its subsidiaries by dividend or loan.

Condensed Consolidated Balance Sheet

December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$297	$903,630	$128,442	$—	$1,032,369
Mortgage loans	—	—	165,000	—	—	165,000

Gross investment in real estate assets	—	297	1,068,630	128,442	—	1,197,369
Accumulated depreciation and amortization	—	—	(65,767)	(10,327)	—	(76,094)

Net investment in real estate assets	—	297	1,002,863	118,115	—	1,121,275
Cash & cash equivalents	—	96,822	—	1,586	—	98,408
Interest and rent receivable	—	157	20,727	5,292	—	26,176
Straight-line rent receivable	—	—	21,180	7,732	—	28,912
Other loans	—	178	—	50,807	—	50,985
Net intercompany receivable (payable)	21,944	774,771	(767,395)	(29,320)	—	—
Investment in subsidiaries	899,949	390,232	42,970	—	(1,333,151)	—
Other assets	—	10,289	1,215	11,554	—	23,058

Total Assets	$921,893	$1,272,746	$321,560	$165,766	$(1,333,151)	$1,348,814

Liabilities and Equity
Liabilities Debt, net	$—	$361,537	$—	$8,433	$—	$369,970
Accounts payable and accrued expenses	22,317	10,824	2,430	403	—	35,974
Deferred revenue	—	436	17,826	4,875	—	23,137
Lease deposits and other obligations to tenants	—	—	18,539	1,618	—	20,157

Total liabilities	22,317	372,797	38,795	15,329	—	449,238
Total Medical Properties Trust Inc. stockholder's equity	899,462	899,835	282,765	150,437	(1,333,037)	899,462

Non-controlling interests	114	114	—	—	(114)	114

Total equity	899,576	899,949	282,765	150,437	(1,333,151)	899,576

Total Liabilities and Equity	$921,893	$1,272,746	$321,560	$165,766	$(1,333,151)	$1,348,814

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$79,388	$14,427	$(1,030)	$92,785
Straight-line rent	—	—	186	1,888	—	2,074
Interest and fee income	—	6,964	16,772	10,766	(7,514)	26,988

Total revenues	—	6,964	96,346	27,081	(8,544)	121,847
Expenses
Real estate depreciation and amortization	—	—	21,339	3,147	—	24,486
Impairment charge	—	—	—	12,000	—	12,000
Property-related	—	(4)	4,376	1,065	(1,030)	4,407
General and administrative	75	27,867	—	593	—	28,535

Total operating expenses	75	27,863	25,715	16,805	(1,030)	69,428

Operating income	(75)	(20,899)	70,631	10,276	(7,514)	52,419
Other income (expense)
Interest income and other	—	(13)	1,493	38	—	1,518
Debt refinancing costs	—	(6,716)	—	—	—	(6,716)
Interest expense	—	(33,623)	26	(7,910)	7,514	(33,993)

Net other expense	—	(40,352)	1,519	(7,872)	7,514	(39,191)

Income (loss) from continuing operations	(75)	(61,251)	72,150	2,404	—	13,228
Income (loss) from discontinued operations	—	—	122	9,662	—	9,784

Equity in earnings of consolidated subsidiaries net of income taxes	23,087	84,338	4,273	—	(111,698)	—

Net income	23,012	23,087	76,545	12,066	(111,698)	23,012
Net income attributable to non-controlling interests	(99)	(99)	—	—	99	(99)

Net income attributable to MPT common stockholders	$22,913	$22,988	$76,545	$12,066	$(111,599)	$22,913

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$(29)	$(54,909)	$95,203	$20,372	$—	$60,637
Investing Activities
Real estate acquired	—	—	(137,808)	—	—	(137,808)
Principal received on loans receivable	—	—	—	90,486	—	90,486
Proceeds from sales of real estate	—	—	2,669	95,000	—	97,669
Investments in and advances to subsidiaries	(211,181)	99,564	48,986	(148,579)	211,210	—
Investments in loans receivable and other investments	—	—	(5,000)	(6,637)	—	(11,637)
Construction in progress and other	—	(108)	(8,267)	(7,554)	—	(15,929)

Net cash provided by (used in) investing activities	(211,181)	99,456	(99,420)	22,716	211,210	22,781
Financing Activities
Revolving credit facilities, net	—	(96,000)	—	(41,200)	—	(137,200)
Proceeds from term debt, net of discount	—	148,500	—	—	—	148,500
Payments of term debt	—	(216,520)	—	(245)	—	(216,765)
Distributions paid	(76,856)	(77,087)	—	—	76,856	(77,087)
Proceeds from sale of common shares/units, net of offering costs	288,066	288,066	—	—	(288,066)	288,066
Lease deposits and other obligations to tenants	—	—	4,217	(550)	—	3,667
Debt issuance costs paid and other financing activities	—	(9,498)	—	—	—	(9,498)

Net cash provided by (used in) financing activities	211,210	37,461	4,217	(41,995)	(211,210)	(317)

Increase in cash and cash equivalents for period	—	82,008	—	1,093	—	83,101
Cash and cash equivalents at beginning of period	—	14,814	—	493	—	15,307

Cash and cash equivalents at end of period	$—	$96,822	$—	$1,586	$—	$98,408

Condensed Consolidated Balance Sheet

December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$2	$760,711	$215,558	$—	$976,271
Mortgage loans	—	—	160,000	40,164	—	200,164

Gross investment in real estate assets	—	2	920,711	255,722	—	1,176,435
Accumulated depreciation and amortization	—	—	(45,918)	(7,180)	—	(53,098)

Net investment in real estate assets	—	2	874,793	248,542	—	1,123,337
Cash & cash equivalents	—	14,813	—	494	—	15,307
Interest and rent receivable	—	185	15,512	4,148	—	19,845
Straight-line rent receivable	—	—	20,859	6,680	—	27,539
Other loans	—	178	1,000	109,664	—	110,842
Net intercompany receivable (payable)	15,740	872,702	(718,409)	(170,033)	—	—
Investment in subsidiaries	671,872	313,877	44,908	—	(1,030,657)	—
Other assets	—	6,986	1,315	4,727	—	13,028

Total Assets	$687,612	$1,208,743	$239,978	$204,222	$(1,030,657)	$1,309,898

Liabilities and Equity
Liabilities
Debt, net	$—	$526,800	$—	$49,878	$—	$576,678
Accounts payable and accrued expenses	16,037	9,596	3,044	570	—	29,247
Deferred revenue	—	475	9,623	5,252	—	15,350
Lease deposits and other obligations to tenants	—	—	14,880	2,168	—	17,048

Total liabilities	16,037	536,871	27,547	57,868	—	638,323
Total Medical Properties Trust Inc. stockholder's equity	671,445	671,742	212,431	146,354	(1,030,527)	671,445

Non-controlling interests	130	130	—	—	(130)	130

Total equity	671,575	671,872	212,431	146,354	(1,030,657)	671,575

Total Liabilities and Equity	$687,612	$1,208,743	$239,978	$204,222	$(1,030,657)	$1,309,898

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$69,327	$12,538	$—	$81,865
Straight-line rent	—	—	6,244	1,977	—	8,221
Interest and fee income	—	10,010	14,400	14,732	(10,419)	28,723

Total revenues	—	10,010	89,971	29,247	(10,419)	118,809
Expenses
Real estate depreciation and amortization	—	—	19,571	3,057	—	22,628
Impairment charge	—	—	—	—	—	—
Property-related	—	(20)	3,780	42	—	3,802
General and administrative	63	20,631	—	402	—	21,096

Total operating expenses	63	20,611	23,351	3,501	—	47,526

Operating income	(63)	(10,601)	66,620	25,746	(10,419)	71,283
Other income (expense)
Interest income and other	—	51	—	(8)	—	43
Debt refinancing costs	—	—	—	—	—	—
Interest expense	—	(36,761)	(4)	(11,310)	10,419	(37,656)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net other income (expense)	—	(36,710)	(4)	(11,318)	10,419	(37,613)

Income (loss) from continuing operations	(63)	(47,311)	66,616	14,428	—	33,670
Income (loss) from discontinued operations	—	—	(1,254)	3,951	—	2,697

Equity in earnings of consolidated subsidiaries net of income taxes	36,430	83,741	3,918	—	(124,089)	—

Net income	36,367	36,430	69,280	18,379	(124,089)	36,367
Net income attributable to non-controlling interests	(37)	(37)	—	—	37	(37)

Net income attributable to MPT common stockholders	$36,330	$36,393	$69,280	$18,379	$(124,052)	$36,330

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$(268)	$(35,554)	$76,583	$21,990	$—	$62,751

Investing Activities
Real estate acquired	—	—	(421)	—	—	(421)
Principal received on loans receivable	—	—	—	4,305	—	4,305
Proceeds from sales of real estate	—	—	—	15,000	—	15,000
Investments in and advances to subsidiaries	(6,699)	89,642	(60,656)	(28,871)	6,584	—
Investments in loans receivable and other investments	—	—	(15,000)	(8,243)	—	(23,243)
Construction in progress and other	—	—	(3,067)	(4,710)	—	(7,777)

Net cash provided by (used in) investing activities	(6,699)	89,642	(79,144)	(22,519)	6,584	(12,136)

Financing Activities
Revolving credit facilities, net	—	(55,000)	—	(800)	—	(55,800)
Proceeds from term debt, net of discount	—	—	—	—	—	—
Payments of term debt	—	(960)	—	(272)		(1,232)
Distributions paid	(61,419)	(61,649)	—	—	61,419	(61,649)
Proceeds from sale of common shares/units, net of offering costs	68,003	68,003	—	—	(68,003)	68,003
Lease deposits and other obligations to tenants	—	—	2,561	829	—	3,390
Debt issuance costs paid and other financing activities	378	(149)	—	3	—	232

Net cash provided by (used in) financing activities	6,962	(49,755)	2,561	(240)	(6,584)	(47,056)

Increase in cash and cash equivalents for period	(5)	4,333	—	(769)	—	3,559
Cash and cash equivalents at beginning of period	5	10,481	—	1,262	—	11,748

Cash and cash equivalents at end of period	$—	$14,814	$—	$493	$—	$15,307

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2008

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$63,399	$10,747	$—	$74,146
Straight-line rent	—	(543)	2,323	1,962	—	3,742
Interest and fee income	—	8,627	15,879	12,387	(7,711)	29,182

Total revenues	—	8,084	81,601	25,096	(7,711)	107,070
Expenses
Real estate depreciation and amortization	—	—	19,741	2,644	—	22,385
Impairment charge	—	—	—	—	—	—
Property-related	—	69	4,183	(10)	—	4,242
General and administrative	—	19,357	8	150	—	19,515

Total operating expenses	—	19,426	23,932	2,784	—	46,142

Operating income	—	(11,342)	57,669	22,312	(7,711)	60,928
Other income (expense)
Interest income and other	—	85	2	(1)	—	86
Debt refinancing costs	—	—	—	—	—	—
Interest expense	—	(40,671)	(167)	(9,297)	7,711	(42,424)

Net other expense	—	(40,586)	(165)	(9,298)	7,711	(42,338)

Income (loss) from continuing operations	—	(51,928)	57,504	13,014	—	18,590
Income (loss) from discontinued operations	—	—	(437)	14,580	—	14,143

Equity in earnings of consolidated subsidiaries net of income taxes	32,733	84,661	2,861	—	(120,255)	—

Net income	32,733	32,733	59,928	27,594	(120,255)	32,733
Net income attributable to non-controlling interests	(33)	(33)	—	—	33	(33)

Net income attributable to MPT common stockholders	$32,700	$32,700	$59,928	$27,594	$(120,222)	$32,700

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2008

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$363	$(28,412)	$72,841	$25,125	$—	$69,917

Investing Activities
Real estate acquired	—	—	(354,392)	(76,318)	—	(430,710)
Principal received on loans receivable	—	—	45,000	26,941	—	71,941
Proceeds from sales of real estate	—	—	—	89,959	—	89,959
Investments in and advances to subsidiaries	(63,549)	(251,773)	282,544	(30,765)	63,543	—
Investments in loans receivable and other investments	—	—	(45,000)	(50,567)	—	(95,567)
Construction in progress and other	—	(605)	(3,179)	(502)	—	(4,286)

Net cash provided by (used in) investing activities	(63,549)	(252,378)	(75,027)	(41,252)	63,543	(368,663)

Financing Activities
Revolving credit facilities, net	—	31,014	—	7,000	—	38,014
Proceeds from term debt, net of discount	—	110,093	—	8,908	—	119,001
Payments of term debt	—	(810)	—	(50)	—	(860)
Distributions paid	(64,788)	(65,098)	—	—	64,788	(65,098)
Proceeds from sale of common shares/units, net of offering costs	128,331	128,331	—	—	(128,331)	128,331
Lease deposits and other obligations to tenants	—	—	2,186	777	—	2,963
Debt issuance costs paid and other financing activities	(378)	(5,674)	—	(20)	—	(6,072)

Net cash provided by financing activities	63,165	197,856	2,186	16,615	(63,543)	216,279

Increase in cash and cash equivalents for period	(21)	(82,934)	—	488	—	(82,467)
Cash and cash equivalents at beginning of period	26	93,415	—	774	—	94,215

Cash and cash equivalents at end of period	$5	$10,481	$—	$1,262	$—	$11,748